Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	2.08%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility range	40.00%
Exercise multiples		$ 2.8
Contractual life	10 years	10 years	10 years
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate		2.97%	2.10%
Expected volatility range		50.00%	55.00%
Exercise multiples	$ 2.2		$ 2.2
2017 Restricted Share Scheme and 2017 Option Plan | Top of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate		3.21%	2.50%
Expected volatility range		60.00%	60.00%
Exercise multiples	$ 2.8		$ 2.8
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate			1.39%
Expected dividend yield			0.33%
Expected volatility range			30.00%
Exercise multiples			$ 7
Contractual life			7 years